                               VARIABLE ACCOUNT C
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                         REPORT OF INDEPENDENT AUDITORS

To the Receiver of Monarch Life Insurance Company and Policyowners of Variable Account C of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account C of Monarch Life Insurance Company at December 31, 2003 and 2002, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers
Boston, Massachusetts
February 20, 2004

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2003

                                                                                    COST             SHARES     MARKET VALUE
                                                                                -------------      ---------    ------------
ASSETS
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
 Money Market Portfolio                                                         $   3,970,755      3,970,755    $ 3,970,755
 Investment Grade Bond Portfolio                                                    1,279,521         96,009      1,310,519
 Equity-Income Portfolio                                                           10,533,088        501,746     11,630,475
 Growth Portfolio                                                                  18,002,470        659,454     20,469,440
 Asset Manager Portfolio                                                            2,497,794        181,289      2,621,440
 High Income Portfolio                                                              2,576,827        384,326      2,671,069
 Overseas Portfolio                                                                 4,485,822        302,980      4,723,460
                                                                                -------------                   -----------
Total Invested Assets                                                           $  43,346,277                    47,397,158
                                                                                =============
Pending Trades                                                                                                        1,292
                                                                                                                -----------
 Total Assets                                                                                                    47,398,450
                                                                                                                -----------
LIABILITIES
 Payable to Monarch Life Insurance Company                                                                           93,369
                                                                                                                -----------
 Total Liabilities                                                                                                   93,369
                                                                                                                -----------

 Net Assets                                                                                                     $47,305,081
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                                                    COST             SHARES     MARKET VALUE
                                                                                -------------      ---------    ------------
ASSETS
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
 Money Market Portfolio                                                         $   6,899,597      6,899,597    $ 6,899,597
 Investment Grade Bond Portfolio                                                    1,330,703        101,588      1,391,752
 Equity-Income Portfolio                                                           10,541,970        462,988      8,407,866
 Growth Portfolio                                                                  21,109,324        669,029     15,682,037
 Asset Manager Portfolio                                                            2,328,081        175,172      2,233,443
 High Income Portfolio                                                              1,184,660        212,047      1,257,436
 Overseas Portfolio                                                                 2,930,326        259,437      2,848,622
                                                                                -------------                   -----------
Total Invested Assets                                                           $  46,324,661                    38,720,753
                                                                                =============
Pending Trades                                                                                                        1,056
                                                                                                                -----------
 Total Assets                                                                                                    38,721,809
                                                                                                                -----------
LIABILITIES
 Payable to Monarch Life Insurance Company                                                                           86,214
                                                                                                                -----------
 Total Liabilities                                                                                                   86,214
                                                                                                                -----------
 Net Assets                                                                                                     $38,635,595
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                          INVESTMENT
                                                                              MONEY          GRADE       EQUITY-
                                                                              MARKET         BOND        INCOME
                                                                 TOTAL       DIVISION      DIVISION     DIVISION
                                                              -----------   -----------   ----------   -----------
Investment Income:
 Dividends                                                    $   540,534   $    60,677   $   53,838   $   159,648
Expenses:
 Risk Charges and Administrative Expenses (Note 4)               (417,579)      (59,783)     (15,137)      (93,399)
                                                              -----------   -----------   ----------   -----------
  Net Investment Income (Loss)                                    122,955           894       38,701        66,249
                                                              -----------   -----------   ----------   -----------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                   (2,211,749)           --       29,483      (787,532)
 Net Unrealized Gains (Losses)                                 11,654,787            --      (30,051)    3,231,490
 Capital Gain Distributions                                        18,943            --       18,943            --
                                                              -----------   -----------   ----------   -----------
  Net Gains                                                     9,461,981            --       18,375     2,443,958
                                                              -----------   -----------   ----------   -----------

Net Increase in Net Assets
 Resulting from Operations                                      9,584,936           894       57,076     2,510,207
                                                              -----------   -----------   ----------   -----------

Transfers Due to Deaths                                           (26,228)           --           --       (10,193)
Transfers Due to Other Terminations                              (847,161)     (158,315)     (74,377)     (149,942)
Transfers Due to Policy Loans                                     254,388       (74,610)      48,573       145,297
Transfers of Cost of Insurance                                   (166,757)      (21,576)      (6,437)      (36,184)
Transfers of Net Loan Cost                                       (129,692)      (15,102)      (4,132)      (24,598)
Transfers Among Investment Divisions                                   --    (2,582,681)    (104,482)      765,426
                                                              -----------   -----------   ----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                           (915,450)   (2,852,284)    (140,855)      689,806
                                                              -----------   -----------   ----------   -----------

Total Increase (Decrease) in Net Assets                         8,669,486    (2,851,390)     (83,779)    3,200,013
Net Assets - Beginning of Year                                 38,635,595     6,814,438    1,391,751     8,407,866
                                                              -----------   -----------   ----------   -----------
Net Assets - End of Year                                      $47,305,081   $ 3,963,048   $1,307,972   $11,607,879
                                                              ===========   ===========   ==========   ===========

                                                                                ASSET          HIGH
                                                                 GROWTH        MANAGER        INCOME      OVERSEAS
                                                                DIVISION      DIVISION       DIVISION     DIVISION
                                                              -----------    -----------   -----------   -----------
Investment Income:
 Dividends                                                    $    44,392    $    85,190   $   110,838   $    25,951
Expenses:
 Risk Charges and Administrative Expenses (Note 4)               (167,417)       (25,518)      (21,119)      (35,206)
                                                              -----------    -----------   -----------   -----------
  Net Investment Income (Loss)                                   (123,025)        59,672        89,719        (9,255)
                                                              -----------    -----------   -----------   -----------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                   (3,074,227)       103,787       357,366     1,159,374
 Net Unrealized Gains (Losses)                                  7,894,254        218,285        21,466       319,343
 Capital Gain Distributions                                            --             --            --            --
                                                              -----------    -----------   -----------   -----------
  Net Gains                                                     4,820,027        322,072       378,832     1,478,717
                                                              -----------    -----------   -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                                      4,697,002        381,744       468,551     1,469,462
                                                              -----------    -----------   -----------   -----------

Transfers Due to Deaths                                           (16,035)            --            --            --
Transfers Due to Other Terminations                              (309,125)       (75,523)      (38,623)      (41,256)
Transfers Due to Policy Loans                                     109,303         69,150        (5,658)      (37,667)
Transfers of Cost of Insurance                                    (68,122)       (10,974)       (8,626)      (14,838)
Transfers of Net Loan Cost                                        (50,546)       (15,878)       (7,931)      (11,505)
Transfers Among Investment Divisions                              385,155         34,386     1,000,730       501,466
                                                              -----------    -----------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                             50,630          1,161       939,892       396,200
                                                              -----------    -----------   -----------   -----------

Total Increase (Decrease) in Net Assets                         4,747,632        382,905     1,408,443     1,865,662
Net Assets - Beginning of Year                                 15,682,039      2,233,442     1,257,437     2,848,622
                                                              -----------    -----------   -----------   -----------
Net Assets - End of Year                                      $20,429,671    $ 2,616,347   $ 2,665,880   $ 4,714,284
                                                              ===========    ===========   ===========   ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              INVESTMENT
                                                                                   MONEY        GRADE         EQUITY-
                                                                                   MARKET        BOND         INCOME
                                                                 TOTAL            DIVISION     DIVISION       DIVISION
                                                              ------------      -----------   ----------    ------------
Investment Income:
 Dividends                                                    $    667,779      $   105,311   $   70,424    $    164,633
Expenses:
 Risk Charges and Administrative Expenses (Note 4)                (433,556)         (62,891)     (17,372)        (94,753)
                                                              ------------      -----------   ----------    ------------
  Net Investment Income (Loss)                                     234,223           42,420       53,052          69,880
                                                              ------------      -----------   ----------    ------------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                    (7,301,543)              --       68,253        (655,479)
 Net Unrealized Gains (Losses)                                  (2,880,972)              --       13,485      (1,557,216)
 Capital Gain Distributions                                        224,085               --           --         224,085
                                                              ------------      -----------   ----------    ------------
  Net Gains and (Loss)                                          (9,958,430)              --       81,738      (1,988,610)
                                                              ------------      -----------   ----------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (9,724,207)          42,420      134,790      (1,918,730)
                                                              ------------      -----------   ----------    ------------

Transfers Due to Deaths                                            (55,756)         (25,264)      (9,466)        (10,282)
Transfers Due to Other Terminations                             (1,029,405)         (47,018)    (345,142)       (124,283)
Transfers Due to Policy Loans                                      533,279          234,753        1,313             197
Transfers of Cost of Insurance                                    (163,192)         (23,767)      (6,809)        (34,936)
Transfers of Net Loan Cost                                         142,323)         (28,724)      (3,824)        (23,496)
Transfers Among Investment Division                                     --          790,348     (301,927)         (8,216)
                                                              ------------      -----------   ----------    ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                            (857,397)         900,328     (665,855)       (201,016)
                                                              ------------      -----------   ----------    ------------

Total Increase (Decrease) in Net Assets                        (10,581,604)         942,748     (531,065)     (2,119,746)
Net Assets - Beginning of Year                                  49,217,199        5,871,690    1,922,816      10,527,612
                                                              ------------      -----------   ----------    ------------
Net Assets - End of Year                                      $ 38,635,595      $ 6,814,438   $1,391,751    $  8,407,866
                                                              ============      ===========   ==========    ============

                                                                                ASSET           HIGH
                                                                GROWTH         MANAGER         INCOME      OVERSEAS
                                                               DIVISION        DIVISION       DIVISION     DIVISION
                                                              -----------    -----------    -----------   ----------
Investment Income:
 Dividends                                                    $    48,654    $    94,459    $   158,996   $   25,302
Expenses:
 Risk Charges and Administrative Expenses (Note 4)               (187,623)       (23,664)       (13,476)     (33,777)
                                                              -----------    -----------    -----------   ----------
  Net Investment Income (Loss)                                   (138,969)        70,795        145,520       (8,475)
                                                              -----------    -----------    -----------   ----------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                   (5,869,982)      (161,218)      (164,230)    (518,887)
 Net Unrealized Gains (Losses)                                 (1,141,252)      (155,941)        66,853     (106,901)
 Capital Gain Distributions                                            --             --             --           --
                                                              -----------    -----------    -----------   ----------
  Net Gains and (Loss)                                         (7,011,234)      (317,159)       (97,377)    (625,788)
                                                              -----------    -----------    -----------   ----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (7,150,203)      (246,364)        48,143     (634,263)
                                                              -----------    -----------    -----------   ----------

Transfers Due to Deaths                                            (6,484)            --             --       (4,260)
Transfers Due to Other Terminations                              (470,337)       (12,451)        (8,167)     (22,007)
Transfers Due to Policy Loans                                     259,796          6,558         10,508       20,154
Transfers of Cost of Insurance                                    (69,184)       (10,066)        (4,876)     (13,554)
Transfers of Net Loan Cost                                        (57,332)       (14,630)        (4,204)     (10,113)
Transfers Among Investment Division                              (533,180)        59,250         21,532      (27,807)
                                                              -----------    -----------    -----------   ----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                           (876,721)        28,661         14,793      (57,587)
                                                              -----------    -----------    -----------   ----------

Total Increase (Decrease) in Net Assets                        (8,026,924)      (217,703)        62,936     (691,850)
Net Assets - Beginning of Year                                 23,708,963      2,451,145      1,194,501    3,540,472
                                                              -----------    -----------    -----------   ----------
Net Assets - End of Year                                      $15,682,039    $ 2,233,442    $ 1,257,437   $2,848,622
                                                              ===========    ===========    ===========   ==========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July
19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under exisiting federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2003, are shown below:

                                                  PURCHASES           SALES
                                                ------------      ------------
Money Market Portfolio                          $ 48,130,850      $ 51,059,692
Investment Grade Bond Portfolio                      991,071         1,071,736
Equity-Income Portfolio                            4,617,443         3,838,793
Growth Portfolio                                  17,523,114        17,555,740
Asset Manager Portfolio                            6,326,354         6,260,428
High Income Portfolio                              7,903,261         6,868,461
Overseas Portfolio                                40,744,522        40,348,400
                                                ------------      ------------
Totals                                          $126,236,615      $127,003,250
                                                ============      ============

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1% (on an annual basis) of the policyowners' investment base.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003, are shown below:

                                                                              NET INCREASE
                                                  ISSUED       REDEEMED        (DECREASE)
                                                ---------      ---------      ------------
Money Market Division                           2,680,113      2,826,811        (146,698)
Investment Grade Bond Division                     37,989         43,348          (5,359)
Equity-Income Division                            164,054        147,673          16,381
Growth Division                                   432,249        435,324          (3,075)
Asset Manager Division                            287,003        286,587             416
High Income Division                              382,497        340,703          41,794
Overseas Division                               2,214,595      2,185,556          29,039

NOTE 6-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner's investment base. This charge is for the cost of providing life insurance coverage for the insured.

During each of the first ten policy years, Monarch Life deducts a charge for first year administrative expenses and state premium taxes. This charge is designed to be approximately .35% annually of a policyowner's investment base. These amounts are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

Policies that have outstanding policyowner loans are charged a 1.50% annual net loan cost. A policyowner's investment base is reduced by the net loan cost.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 7-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2003, 2002, and 2001, consists of the following:

                                             AT DECEMBER 31,            FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------   ------------------------------------
                                                                                  EXPENSES AS
                                             SEPARATE   POLICYOWNER   INVESTMENT  % OF AVERAGE
                                             ACCOUNT    INVESTMENT      INCOME     INVESTMENT      TOTAL
                                    UNITS     INDEX        BASE         RATIO*       BASE**      RETURN***
                                   -------   --------   -----------   ----------  ------------   ---------
            2003
Money Market Division              198,302    $20.02    $ 3,970,755      1.05%       1.00%          0.00%
Investment Grade Bond Division      50,442     25.98      1,310,519      4.77%       1.00%          4.17%
Equity-Income Division             244,165     47.63     11,630,475      1.69%       1.00%         29.04%
Growth Division                    400,782     51.07     20,469,440      0.26%       1.00%         31.52%
Asset Manager Division              86,286     30.38      2,621,440      3.28%       1.00%         16.80%
High Income Division               102,728     26.00      2,671,069      5.13%       1.00%         25.97%
Overseas Division                  201,805     23.41      4,723,460      0.75%       1.00%         41.96%

            2002
Money Market Division              345,000    $20.02    $ 6,908,260      1.71%       1.00%          0.65%
Investment Grade Bond Division      55,801     24.94      1,391,827      4.07%       1.00%          9.24%
Equity-Income Division             227,784     36.91      8,408,346      1.73%       1.00%        (17.78%)
Growth Division                    403,857     38.83     15,681,446      0.26%       1.00%        (30.80%)
Asset Manager Division              85,870     26.01      2,233,413      3.97%       1.00%         (9.63%)
High Income Division                60,934     20.64      1,257,387     11.69%       1.00%          2.43%
Overseas Division                  172,766     16.49      2,848,711      0.74%       1.00%        (21.06%)

            2001
Money Market Division              300,112    $19.89    $ 5,968,375      4.17%       1.00%          3.16%
Investment Grade Bond Division      83,355     22.83      1,903,046      3.83%       1.00%          7.38%
Equity-Income Division             234,850     44.89     10,542,575      1.76%       1.00%         (5.90%)
Growth Division                    422,945     56.11     23,731,522      0.09%       1.00%        (18.47%)
Asset Manager Division              84,480     28.78      2,431,452      5.07%       1.00%         (5.05%)
High Income Division                59,424     20.15      1,197,258     11.70%       1.00%        (12.61%)
Overseas Division                  169,477     20.89      3,540,456      5.99%       1.00%        (21.95%)

*These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values. The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***These ratios represent the total return of the Account's divisions. The ratios include changes in the values of the underlying investments, and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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